Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	14,591,750	14,786,791
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 2.54	$ 2.57
Number of share options granted in share-based payment arrangement	3,374,000	2,915,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 3.64	$ 2.18
Number of share options exercised in share-based payment arrangement	(1,620,750)	(2,833,600)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 2.75	$ 2.39
Number of share options expired in share-based payment arrangement	(3,766,375)	(276,441)
Weighted average exercise price of share options expired in share-based payment arrangement	$ 3.53	$ 1.89
Number of share options outstanding in share-based payment arrangement at end of period	12,578,625	14,591,750
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 2.52	$ 2.54